Taxation - Schedule of operating loss carryforwards (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 2,379,521
Loss expiring in 2022 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Loss expiring in 2023 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	139,448
Loss expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	141,556
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	188,518
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	240,483
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	112,069
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	201,070
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	230,257
Loss expiring in 2030 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 1,126,120